Acquisitions Acquisitions (Pro Forma Information) (Details) (Chatom Processing, Gathering and Fraftionation Plant [Member], USD $) In Thousands, unless otherwise specified	3 Months Ended
Mar. 31, 2013
Chatom Processing, Gathering and Fraftionation Plant [Member]
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Business Acquisition, Pro Forma Revenue	$ 66,517
Business Acquisition, Pro Forma Net Income (Loss)	$ (2,546)
Business Acquisition, Pro Forma Net Income (Loss), Per Outstanding Limited Partnership Unit, Basic	0.26